Financial risk management - Summary of Price Sensitivity Analysis (Detail) - Trading equity securities [member] - Equity price risk [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Income before income taxes	¥ (11,734)	¥ (11,604)
Other comprehensive income (before considering the tax effect)	¥ (9,800)	¥ (9,871)
Decreased market prices of marketable equity instruments	10.00%	10.00%